Loans and borrowings - Movement table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Detail movement table [line items]
Balance at beginning of period	€ 127,938	€ 106,038	€ 94,557
Proceeds from loans and borrowings	0	29,000	32,554
Repayment of loans and borrowings	(13,736)	(12,126)	(18,820)
New leases	4,626	8,326	792
Repayment leases	(3,640)	(5,283)	(3,102)
Loans acquired from business combination	0	2,076	0
Net foreign exchange movements	(78)	(92)	57
Balance at end of period	€ 115,110	€ 127,938	€ 106,038